Employee benefit plans - Weighted average assumptions for benefit obligations (Details)	Dec. 31, 2024	Dec. 31, 2023
Employee benefit plans
Discount rate (as a percent)	4.39%	4.22%
Rate of compensation increase (as a percent)	3.18%	3.18%
Rate of pension increase (as a percent)	2.00%	2.00%